TAXATION - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets
Tax loss carry forward	¥ 50,497	$ 7,924	¥ 6,520
Deferred revenue and customer advances	30,984	4,862	721
Lease liabilities recognized under ASC842	7,498	1,177	1,630
Others	964	151	383
Less: valuation allowance	(82,816)	(12,996)	(7,624)
Total deferred income tax assets	7,127	1,118	1,630
Deferred tax liabilities
ROU assets recognized under ASC 842	(7,127)	(1,118)	(1,630)
Total Deferred Tax Liabilities	(7,127)	(1,118)	(1,630)
Deferred Tax Assets, Net, Total	0	0	¥ 0
PRC
Deferred tax liabilities
Operating Loss Carryforwards	¥ 201,701	$ 31,651